OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Interest Income (Expense), Net (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest income		$ 662	$ 822	$ 3,424	$ 677
Interest expense	[1],[2],[3]	(22,964)	(128,658)	(113,500)	(77,737)
Interest expense, net		(22,302)	(127,836)	(110,076)	(77,060)
Beneficial conversion feature on DIP Loan			56,870
DIP Claim Liability		0	15,000	0	0
Debt Instrument, Fair Value Disclosure		505,038	586,400	942,956
Reduction of debt		(57,700)	(51,186)
Amortization of debt discount		$ 5,890	$ 1,563	$ 6,337	$ 1,701

[1]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its respective fair value of $586.4 million at the Effective Date by $57.7 million, which represents the discount from par value of the debt. Interest expense for the five months ended March 31, 2020 (Successor) includes discount amortization of $5.9 million. See Notes 3 and 8 for further details on the impact of fresh-start accounting on the Company's consolidated financial statements.
[2]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company wrote-off all deferred financing fees as of October 31, 2019 (Predecessor). Therefore, interest expense for the five months ended March 31, 2020 (Successor) does not include any amortization of deferred financing fees. See Notes 3 and 8 for further details on the impact of fresh-start accounting on the Company's consolidated financial statements.
[3]	Interest expense for the seven months ended October 31, 2019 (Predecessor) includes $56.9 million of non-cash interest expense related to the beneficial conversion feature on the DIP Facility (as defined herein) and $15.0 million of non-cash interest expense related to the DIP claim liability. See Note 3 for further details on the DIP beneficial conversion feature.